RELATED PARTIES (Tables)	12 Months Ended
Nov. 30, 2013
Schedule of Related Party Transactions [Table Text Block]
		Year ended November 30,
		2013	2012

a.	Management and consulting fees to the Chairman of the Board.	$140,037	$22,679

b.	Compensation to the non- executive directors (except the Chairman of the Board)	$40,648	$27,344